JPMorgan US Value Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.69%	8.49%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	14.21%	9.74%	9.31%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	14.50%	10.01%	9.56%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	14.80%	10.29%	9.83%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.95%	10.45%	9.99%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.19%	9.81%	8.95%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.39%	8.19%	7.87%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	15.07%	10.56%	10.08%